Assets and liabilities held for sale	12 Months Ended
Dec. 31, 2017
Assets and liabilities held for sale

6. Assets and liabilities held for sale

Assets and liabilities classified as held for sale consisted of the following:

	As at December 31
	2017	2016
Assets held for sale Working capital	$1	$10
Property, plant and equipment	34	104

	$35	$114

Liabilities related to assets held for sale
Working capital	$1	$6
Decommissioning liability	23	75

	$24	$81

During the fourth quarter of 2017, as a result of entering into a definitive sale agreement, the Company classified certain non-core legacy assets located in Central Alberta as assets held for sale at December 31, 2017. The transaction closed in January 2018.

At December 31, 2017, these assets were recorded at the lower of fair value less costs to sell and their carrying amount, resulting in a PP&E impairment loss of $12 million (2016 - $65 million). The impairment expense has been recorded as additional depletion, depreciation, impairment and accretion on the Consolidated Statements of Loss.

In 2016, the Company entered into definitive sales agreements during the fourth quarter and classified all of its assets located in British Columbia and certain assets located in the Swan Hills area of Alberta as assets held for sale at December 31, 2016. In January 2017, two of these transactions closed for total proceeds of $22 million, subject to closing adjustments.